Share capital and Other contributed capital - Company's Share capital (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares (in shares)	124,342,715	119,098,118	119,007,062
Share Capital (amounts in thousands USD)	$ 32,221	$ 30,988
Other Contributed Capital (amounts in thousands USD)	$ 620,219	$ 514,133
Common Shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)	124,342,715	119,098,118
Share Capital (amounts in thousands USD)	$ 32,221	$ 30,988
Other Contributed Capital (amounts in thousands USD)	$ 620,219	$ 514,133